Organization and Principal Activities - Schedule of Consolidated Entities (Details)	6 Months Ended
Mar. 31, 2026
Globavend Holdings Limited [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	May, 2023
Place of Incorporation	Cayman Islands
Percentage of effective ownership	100.00%
Principal activities	Investment holding company
Globavend Associates Limited [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	May, 2023
Place of Incorporation	British Virgin Islands
Percentage of effective ownership	100.00%
Principal activities	Intermediate holding company
Globavend (HK) Limited [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	June, 2016
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal activities	Provision of integrated cross-border logistics services and air freight forwarding services
Globavend Warehouse Limited [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	September, 2024
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal activities	Dormant company
Zhiyi International Logistics (Shenzhen) Limited [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	May, 2025
Place of Incorporation	The PRC
Percentage of effective ownership	100.00%
Principal activities	Provision of integrated cross-border logistics services
Vault BRS LLC [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	November, 2025
Place of Incorporation	United States
Percentage of effective ownership	100.00%
Principal activities	Dormant company
Vault DAT Cayman [Member]
Schedule of Consolidated Entities [Line Items]
Date of Incorporation	November, 2025
Place of Incorporation	Cayman Islands
Percentage of effective ownership	100.00%
Principal activities	Dormant company